LEASE LIABILITIES AND RIGHT OF USE ASSETS, NET - Schedule of carried value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right of use assets
Balance at Beginning of period	$ 2,794
Balance at End of period	2,235	$ 2,794
Buildings [member]
Right of use assets
Balance at Beginning of period	2,662
Balance at End of period	2,121	2,662
Cars [Member]
Right of use assets
Balance at Beginning of period	132
Balance at End of period	114	132
Cost
Right of use assets
Balance at Beginning of period	5,073	5,376
Additions	765	590
Disposals	(1,815)	(893)
Balance at End of period	4,023	5,073	$ 5,376
Cost | Buildings [member]
Right of use assets
Balance at Beginning of period	4,918	4,918	5,294
Additions	662		434
Disposals	(1,741)		(810)
Balance at End of period	3,839	4,918	4,918
Cost | Cars [Member]
Right of use assets
Balance at Beginning of period	155	82
Additions	103	156
Disposals	(74)	(83)
Balance at End of period	184	155	82
Accumulated Depreciation
Right of use assets
Balance at Beginning of period	(2,279)	(2,229)
Additions	(999)	(943)
Disposals	1,490	893
Balance at End of period	(1,788)	(2,279)	(2,229)
Accumulated Depreciation | Buildings [member]
Right of use assets
Balance at Beginning of period	(2,256)		(2,155)
Additions	(916)		(911)
Disposals	1,454		810
Balance at End of period	(1,718)	(2,256)
Accumulated Depreciation | Cars [Member]
Right of use assets
Balance at Beginning of period	(23)	(74)
Additions	(83)	(32)
Disposals	36	83
Balance at End of period	$ (70)	$ (23)	$ (74)